FORM N SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: // (a)

or fiscal year ending:  12/31/05

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) Y

Those items or sub-items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this
form.
1A. Registrant Name: First Allmerica Financial Life Insurance
Company VEL II
Account
  B. File Number: 8ll-8130

  C. Telephone Number: 508-855-6982

2.A. Street: 440 Lincoln Street
   B. City: Worcester	C. State: MA	D. Zip Code: 01653
Zip Ext.:
   E. Foreign Country:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
   [If answer is 'Y" (Yes) complete only items 111 through 132.]

111. A.  / Depositor Name:  First Allmerica Financial Life Insurance
 Company
        B.  / File Number (If any):
        C.  / City: Worcester  State: MA   Zip Code: 01653  Zip Ext.:
              / Foreign Country: Foreign Postal Code:
112. A.  / Sponsor Name:  First Allmerica Financial Life Insurance
Company
..       B.  / File Number (If any): _
        C.  / City:  Worcester  State:  MA   Zip Code; 01653

113. A. / Trustee Name:
        B.  /  City: _ State: Zip Code: Zip Ext.:
              /  Foreign Country: Foreign Postal Code:

114. A. /  Principal Underwriter Name: Veravest Investments, Inc.
        B. / File Number: 8-14716
        C. / City: Worcester  State: MA   Zip Code: 01653  Zip Ext.:
            / Foreign Country:    Foreign Postal Code:

115. A. /  Independent Public Accountant Name: PriceWaterhouseCoopers LLP
      B./ City:  Boston   State:  MA  Zip Code: 02110
                / Foreign Country: Foreign Postal Code:


116. Family of investment companies information:

      A. /  Is Registrant part of a family of investment companies?
(Y/N) Y
      B. / Identify the family in 10 letters: A L L M E R I C A A (NOTE:In filing this form, use this identification consistently for
all investment companies in family. This designation is for purposes of this
form only.)

117. A. /  Is Registrant a separate account of an insurance company?
 (Y/N) Y

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

        B.  / Variable annuity contracts? (Y/N) N

        C.  / Scheduled premium variable life contracts? (Y/N) N

        D.  / Flexible premium variable life contracts? (Y/N) Y

        E. / Other types of insurance products registered under the Securities Act of 1933 ? (Y/ N) N

118.  / State the number of series existing at thc end of thc period that had
securities registered under the Securities Act of
1933..........................................................1

119. / State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
..........0

120. / State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)...............................................................0

121. / State the number of series for which a current prospectus was in existence at the end of the period
............................................1

122. / State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
.....................................................0

123.  / State the total value of the additional units considered in answering item 122  ($000's omitted)............................................... $0

 124. / State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)......................................................$0

125. /   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during thc current period solely from the sale of units of all series of Registrant ($000's omitted)............................................$0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Regisirant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
......................$0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of
Total Assets             Total Income
                                                                     Series
($000's                    Distributions
                                                                   Investing
omitted)           ($000's omitted)
A.  U.S. Treasury direct
     issue............
B.   U.S Government agency .....
C.   State and municipal
      tax-free ...........
D.   Public utility debt..
E.  Brokers or dealers
     debt or debt of brokers'
      or dealers' pare........
F.  All other corporate
     mid term & longterm
      debt ................
G. All other corporate
     short-term debt ......
H. Equity securities of
    brokers or dealers or
     parents of brokers or dealers
I. Investment company equity
   securities .....
J.  All other equity
     securities ......        1                 $45,799
K. Other securities....
L. Total assets of all
     series of registrant    1                 $45,799


128. / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is "N" (No), go to item 131.]

131.	Total expenses incurred by all series of Registrant during the current
reporting period ($000's
omitted).................................................$348
132. / List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
811-
811-